Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Parent Company Only Financial Statements [Abstract]
Schedule of condensed financial information of the parent company
Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2013	2012
	(Amounts in thousands)
Assets:
Cash	$1,097	$53
Investments in subsidiaries	106,311	97,114
Other assets	5	5
Total assets	$107,413	$97,172

Liabilities and Equity:
Subordinated debentures	$13,403	$13,403
Other liabilities	294	132
Equity	93,716	83,637
Total liabilities and equity	$107,413	$97,172

Statements of Income	Years ended December 31,
	2013	2012
Income:	(Amounts in thousands)

Dividends from bank subsidiary	$2,684	$996
Other income	—	87
Total income	2,684	1,083
Expense:
Interest on subordinated debentures	255	282
Other expenses	260	269
Total expenses	515	551
Income before income taxes	2,169	532
Equity in undistributed income of subsidiaries	5,402	6,781
Net income	7,571	7,313
Discount on Series B preferred stock	1,948	—
Preferred stock dividend and discount accretion	1,058	1,012
Net income available to common shareholders	$8,461	$6,301

Statements of Cash Flows
	Years ended December 31,
	2013	2012
	(Amounts in thousands)
Cash Flows from Operating Activities
Net income	$7,571	$7,313
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(5,402)	(6,781)
Changes in operating assets and liabilities:
Increase in other assets	—	48
Increase (decrease) in accrued interest payable and other accrued liabilities	161	(4)
Net cash provided by operating activities	2,330	576
Cash Flows from Investing Activities
Net cash used in investing activities	—	—
Cash Flows from Financing Activities
Proceeds from issuance of Series B preferred stock, net	18,539	—
Redemption of Series A preferred stock	(14,340)	—
Proceeds from exercise of stock options	290	35
Payment of dividend on preferred stock	(816)	(815)
Other, net	(4,959)	—
Net cash used in financing activities	(1,286)	(780)
Increase/(decrease) in cash and cash equivalents	1,044	(204)
Cash and Cash Equivalents, January 1,	53	257
Cash and Cash Equivalents, December 31,	$1,097	$53